UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09541

                            AmeriPrime Advisors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.  431 N. Pennsylvania Street  Indianapolis, IN  46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Terry Gallagher
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
---------------------------
Indianapolis, IN 46204
---------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000
                                                   ------------------------

Date of fiscal year end:   7/31
                        ---------------

Date of reporting period:  4/30/05
                         --------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.



POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2005
(UNAUDITED)

COMMON STOCKS - 96.06%                                                                 SHARES              VALUE
                                                                                    -------------     -----------------

ARRANGEMENT OF TRANSPORTATION OF FREIGHT & CARGO - 2.35%
Forward Air Corp.                                                                          7,350       $       176,841
                                                                                                      -----------------

COMPUTER COMMUNICATIONS EQUIPMENT - 1.88%
Brocade Communications Systems, Inc. (a)                                                  32,400               141,264
                                                                                                      -----------------

CRUDE PETROLEUM & Natural Gas - 7.69%
Cimarex Energy Co. (a)                                                                     5,800               205,900
Edge Petroleum Corp. (a)                                                                  11,900               166,779
Newfield Exploration Co. (a)                                                               2,900               205,987
                                                                                                      -----------------
                                                                                                               578,666
                                                                                                      -----------------

DRAWING & INSULATING OF NONFERROUS WIRE - 1.09%
Optical Cable Corp. (a)                                                                   18,037                82,068
                                                                                                      -----------------

DRILLING OIL & GAS WELLS - 2.71%
Patterson UTI Energy, Inc.                                                                 8,500               203,745
                                                                                                      -----------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 1.18%
Digirad Corp.  (a)                                                                        15,300                88,740
                                                                                                      -----------------

FIRE, MARINE & CASUALTY INSURANCE - 2.60%
Direct General Corp.                                                                      11,000               195,360
                                                                                                      -----------------

GAMES, TOYS & CHILDREN'S VEHICLES (NO DOLLS & BICYCLES) - 2.10%
Mad Catz Interactive, Inc. (a)                                                           121,900               158,470
                                                                                                      -----------------

INSTRUMENTS FOR MEASURING & TESTING OF ELECTRICITY & ELECTRICAL SIGNALS - 2.20%
Adeza Biomedical Corp. (a)                                                                13,000               165,750
                                                                                                      -----------------

INSURANCE AGENTS, BROKERS & SERVICES - 2.88%
National Medical Health Card Systems, Inc. (a)                                             8,700               216,543
                                                                                                      -----------------

IN VITRO & IN VITRO DIAGNOSTIC SUBSTANCES - 0.04%
Gene Logic, Inc. (a)                                                                         966                 2,753
                                                                                                      -----------------

LABORATORY ANALYTICAL INSTRUMENTS - 2.60%
Cytyc Corp. (a)                                                                            9,200               196,052
                                                                                                      -----------------

MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES - 2.24%
Rofin-Sinar Technologies, Inc. (a)                                                         5,700               168,264
                                                                                                      -----------------

MOTOR VEHICLE PARTS & ACCESSORIES - 2.10%
Commercial Vehicle Group, Inc. (a)                                                         8,200               158,096
                                                                                                      -----------------

Pharmaceutical Preparations - 7.02%
Endo Pharmaceuticals Holdings, Inc. (a)                                                    7,700               152,845
King Pharmaceuticals (a)                                                                  25,200               201,600
Medicis Pharmaceuticals Corp.                                                              6,200               174,220
                                                                                                      -----------------
                                                                                                               528,665
                                                                                                      -----------------

See accompanying notes which are an integral part of this statement.

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005
(UNAUDITED)


COMMON STOCKS - 96.06% - CONTINUED                                                     SHARES              VALUE
                                                                                    -------------     -----------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.99%
Ceragon Networks Ltd. (a)                                                                 34,400       $       149,640
                                                                                                      -----------------

REAL ESTATE AGENTS & MANAGERS - 2.82%
Housevalues, Inc. (a)                                                                     16,300               212,063
                                                                                                      -----------------

RETAIL - APPAREL & ACCESSORY STORES - 5.12%
Jos. A. Bank Clothiers, Inc. (a)                                                           6,300               206,640
Pacific Sunwear of California, Inc. (a)                                                    7,900               178,619
                                                                                                      -----------------
                                                                                                               385,259
                                                                                                      -----------------

RETAIL - CATALOG & MAIL - ORDER HOUSES - 2.28%
Insight Enterprises, Inc. (a)                                                              9,500               171,950
                                                                                                      -----------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 4.97%
Bankunited Financial Corp.                                                                 6,700               159,996
Sovereign Bancorp, Inc.                                                                   10,400               213,928
                                                                                                      -----------------
                                                                                                               373,924
                                                                                                      -----------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 4.67%
Independence Community Bank Corp.                                                          5,000               178,400
Sterling Financial Corp. (a)                                                               5,300               173,257
                                                                                                      -----------------
                                                                                                               351,657
                                                                                                      -----------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 2.18%
Friedman, Billings, Ramsey Group, Inc.                                                    13,600               164,424
                                                                                                      -----------------

SEMICONDUCTORS & RELATED DEVICES - 7.07%
Applied Micro Circuits Corp.                                                              55,300               147,651
Microchip Technology, Inc.                                                                 7,600               216,448
OmniVision Technologies, Inc. (a)                                                         12,000               168,000
                                                                                                      -----------------
                                                                                                               532,099
                                                                                                      -----------------

SERVICES - BUSINESS SERVICES - 2.32%
Webex Communications, Inc. (a)                                                             8,000               174,560
                                                                                                      -----------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 2.46%
Synaptics Inc. (a)                                                                        10,200               184,926
                                                                                                      -----------------

SERVICES -  COMPUTER INTEGRATED SYSTEMS DESIGN - 3.14%
CACI International, Inc. (a)                                                               3,800               236,056
                                                                                                      -----------------


See accompanying notes which are an integral part of this statement.

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005
(UNAUDITED)

COMMON STOCKS - 96.06% - CONTINUED                                                     SHARES              VALUE
                                                                                    -------------     -----------------

SERVICES - CONSUMER CREDIT REPORTING, COLLECTION - 2.18%
NCO Group, Inc. (a)                                                                        8,800       $       163,944
                                                                                                      -----------------

SERVICES - PREPACKAGED SOFTWARE - 7.10%
Art Technology Group, Inc. (a)                                                           168,500               160,075
Magma Design Automation, Inc. (a)                                                         35,200               216,128
Vignette Corp. (a)                                                                       135,400               158,418
                                                                                                      -----------------
                                                                                                               534,621
                                                                                                      -----------------

SPORTING & ATHLETIC GOODS - 2.26%
K2, Inc. (a)                                                                              13,400               170,448
                                                                                                      -----------------

STATE COMMERCIAL BANKS - 2.87%
Colonial Bancgroup, Inc.                                                                   9,800               216,188
                                                                                                      -----------------

TRUCKING (NO LOCAL) - 1.95%
Universal Truckload Services, Inc. (a)                                                     9,200               146,648
                                                                                                      -----------------

TOTAL COMMON STOCKS (COST $8,025,085)                                                                        7,229,684
                                                                                                      -----------------

MONEY MARKET SECURITIES - 4.03%
Huntington Money Market Fund - Investment Shares, Class A, 1.77%, (b)                    303,435               303,435
                                                                                                      -----------------

TOTAL MONEY MARKET SECURITIES (COST $303,435)                                                                  303,435
                                                                                                      -----------------

TOTAL INVESTMENTS (COST $8,328,520) - 100.09%                                                          $     7,533,119
                                                                                                      -----------------

CASH AND OTHER ASSETS LESS LIABILITIES - (0.09)%                                                                (7,086)
                                                                                                      -----------------

TOTAL NET ASSETS - 100.00%                                                                             $     7,526,033
                                                                                                      =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2005.



TAX RELATED
Unrealized appreciation                                                                                $       305,684
Unrealized depreciation                                                                                     (1,101,085)
                                                                                                      -----------------
Net unrealized (depreciation)                                                                          $      (795,401)
                                                                                                      =================

Aggregate cost of securities for income tax purposes                                                   $     8,328,520
                                                                                                      -----------------

See accompanying notes which are an integral part of this statement.

POLYNOUS GROWTH FUND
RELATED NOTES TO THE SCHEDULE OF INVESTMENTS
APRIL 30, 2005
(UNAUDITED)


Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of priced furnished by a pricing service when the Advisor believes such prices accurately reflect the Fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determins that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restircted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days of maturity, are valued by using the amortized cost methon of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                               FORM N-Q SIGNATURES




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmeriPrime Advisors Trust

By    /s/ Anthony J. Ghoston
  -----------------------------------------------
   Anthony J. Ghoston, President

Date    6/8/05
     ----------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/  Anthony J. Ghoston
  --------------------------------------------
   Anthony J. Ghoston, President

Date    6/8/05
    -----------------------------


By   /s/ Thomas Napurano
  ----------------------------------------------------------
   Thomas Napurano, Chief Financial Officer and Treasurer

Date   6/8/05
    ------------------------------